Property and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

Note 7 – Property and equipment, net

Property and equipment consist of the following:

	December 31, 2020	December 31, 2019

Electronic equipment	$82,736	$78,327
Office equipment	47,885	42,979
Server room equipment	213,984	200,141
Vehicle	278,534	260,515
Leasehold improvement	14,910	14,841
Furniture	4,789	4,767
Less: accumulated depreciation	(270,623)	(140,701)
Total	$372,215	$460,869

Depreciation and amortization expense for the years ended December 31, 2020 and 2019 amounted to $122,409 and $114,159, respectively.